PARENT ONLY INFORMATION - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative	$ 25,735	$ 34,078	$ 36,295
Operating loss	(2,218)	(10,395)	(14,240)
Loss before income tax	(2,528)	(9,550)	(69,289)
Income tax expense	(39)	40	(12,707)
Net loss	(2,489)	(9,590)	(56,582)
Other comprehensive income loss:
Foreign currency translation adjustment, net of nil income tax	(1,409)	(832)	(3,761)
Total comprehensive loss	(3,898)	(10,422)	(60,343)
LightInTheBox Holding Co., Ltd. | Parent
General and administrative	984	1,222	2,234
Operating loss	(984)	(1,222)	(2,234)
Share of loss from subsidiaries and the VIEs	(1,505)	(8,368)	(54,348)
Loss before income tax	(2,489)	(9,590)	(56,582)
Income tax expense	0	0	0
Net loss	(2,489)	(9,590)	(56,582)
Other comprehensive income loss:
Foreign currency translation adjustment, net of nil income tax	(1,409)	(832)	(3,761)
Total comprehensive loss	$ (3,898)	$ (10,422)	$ (60,343)